Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans Issued and Guarantees Granted (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of period		€ 228 [1]	€ 256
Movement in loans during the period	[2]	2	(21)
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		0	(7)
Loans outstanding, end of period	[1]	230	228
Other credit risk related transactions:
Allowance for loan losses		0	0
Provision for loan losses		0	0
Guarantees and commitments		€ 3	€ 3

[1]	There were no past due loans as of June30,2019 and December31,2018. For the above loans, the Group held collateral of EUR5million and EUR14million as of June30, 2019 and December31, 2018, respectively
[2]	Net impact of loans issued and loans repayment during the year is shown as Movement in loans during the period.